Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Capital reserve	$ 57,730	$ 30,469	$ 4,154